                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07198
                                                      ---------

                         New Jersey Municipals Portfolio
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.6%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,723,068
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,557,500
-------------------------------------------------------------------------
                                                             $  4,280,568
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,810        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.375%, 7/1/21                            $  3,922,814
-------------------------------------------------------------------------
                                                             $  3,922,814
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  4,417,290
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  981,620
      2,500        Salem County, Pollution Control
                   Financing, (Public Services Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31           2,420,800
-------------------------------------------------------------------------
                                                             $  7,819,710
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.5%
-------------------------------------------------------------------------
    $ 1,200        New Jersey Highway Authority, (Garden
                   State Parkway), Prerefunded to 1/1/10,
                   5.625%, 1/1/30                            $  1,356,096
-------------------------------------------------------------------------
                                                             $  1,356,096
-------------------------------------------------------------------------
General Obligations -- 1.8%
-------------------------------------------------------------------------
    $ 1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                            $  1,548,735
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                2,289,270
      1,500        Puerto Rico, 0.00%, 7/1/16                     788,625
-------------------------------------------------------------------------
                                                             $  4,626,630
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,305        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,193,279
-------------------------------------------------------------------------
                                                             $  1,193,279
-------------------------------------------------------------------------
Hospital -- 12.1%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  3,179,662
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 5.75%, 7/1/25            $  2,045,360
      3,000        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,820,540
        910        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                         812,757
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,394,305
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,785,853
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,760,561
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Palisades Medical
                   Center), 6.625%, 7/1/31                      1,024,000
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,075,460
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,892,124
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,908,846
        550        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       536,013
      4,900        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/27                     4,658,430
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,677,850
-------------------------------------------------------------------------
                                                             $ 31,571,761
-------------------------------------------------------------------------
Housing -- 0.0%
-------------------------------------------------------------------------
    $   115        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    119,082
-------------------------------------------------------------------------
                                                             $    119,082
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
-------------------------------------------------------------------------
    $ 2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                    $  2,094,640
      1,875        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        1,578,094
      1,875        New Jersey EDA, (Continental Airlines),
                   (AMT), 9.00%, 6/1/33                         1,945,275
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,194,139

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18(1)                        $  5,136,348
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                             1,494,000
        935        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                    935,393
      3,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                               3,273,810
-------------------------------------------------------------------------
                                                             $ 18,651,699
-------------------------------------------------------------------------
Insured-Education -- 2.7%
-------------------------------------------------------------------------
    $ 2,000        New Jersey Educational Facilities
                   Authority, (NJ Institute of Technology),
                   (MBIA), 4.75%, 7/1/31                     $  1,894,880
      1,635        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                                1,684,802
      3,750        Rutgers University, (FGIC),
                   4.75%, 5/1/32                                3,534,000
-------------------------------------------------------------------------
                                                             $  7,113,682
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
-------------------------------------------------------------------------
    $ 1,300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)       $  1,729,299
      1,180        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                 1,225,572
-------------------------------------------------------------------------
                                                             $  2,954,871
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), Prerefunded to 4/1/10,
                   5.80%, 4/1/35                             $  1,144,550
-------------------------------------------------------------------------
                                                             $  1,144,550
-------------------------------------------------------------------------
Insured-General Obligations -- 9.1%
-------------------------------------------------------------------------
    $ 1,250        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/31                            $  1,232,512
      2,400        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/32                               2,365,872
      2,402        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/33                               2,367,339
      3,200        Branchburg Township Board of Education,
                   (FSA), 5.00%, 2/1/26                         3,202,976
      1,325        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/23                         1,329,969
      1,650        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/27                         1,652,293
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,000        High Bridge Board of Education, (FSA),
                   5.00%, 2/15/26                            $  1,006,050
      5,350        Irvington Township, (FSA),
                   0.00%, 7/15/22                               1,900,587
      5,350        Irvington Township, (FSA),
                   0.00%, 7/15/23                               1,782,192
      2,000        Irvington Township, (FSA),
                   0.00%, 7/15/24                                 631,820
      1,000        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/15            1,046,630
      1,265        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/21            1,272,881
      1,885        Pohatcong Township School District,
                   (FSA), 5.20%, 7/15/22                        1,957,818
      2,050        Washington Township, Mercer County Board
                   of Education, (FGIC), 5.00%, 1/1/26          2,040,345
-------------------------------------------------------------------------
                                                             $ 23,789,284
-------------------------------------------------------------------------
Insured-Hospital -- 6.4%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,898,815
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,180,980
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               3,032,222
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), (MBIA), Variable
                   Rate, 1/1/21(2)(3)                           2,342,403
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       2,022,540
      3,330        New Jersey Health Care Facilities,
                   (Englewood Hospital), (MBIA),
                   5.00%, 8/1/31                                3,258,771
      1,000        New Jersey Health Care Facilities,
                   (Jersey City Medical Center), (FSA),
                   5.00%, 8/1/41                                  967,170
      2,000        New Jersey Health Care Facilities, (St.
                   Barnabas Medical Center), (MBIA),
                   4.75%, 7/1/28                                1,873,680
-------------------------------------------------------------------------
                                                             $ 16,576,581
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 2,000        Lafayette Yard Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  1,934,760
      2,155        New Jersey EDA, RITES, (FSA), Variable
                   Rate, 5/1/07(2)(4)                           2,277,382
-------------------------------------------------------------------------
                                                             $  4,212,142
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.1%
-------------------------------------------------------------------------
    $ 6,620        Garden State Preservation Trust, (FSA),
                   0.00%, 11/1/24                            $  2,079,143
     10,000        Garden State Preservation Trust, (FSA),
                   0.00%, 11/1/27                               2,643,800
      3,775        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                 3,799,349
      2,000        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                2,038,980
-------------------------------------------------------------------------
                                                             $ 10,561,272
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
-------------------------------------------------------------------------
    $ 1,155        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  1,099,976
-------------------------------------------------------------------------
                                                             $  1,099,976
-------------------------------------------------------------------------
Insured-Transportation -- 16.1%
-------------------------------------------------------------------------
    $ 1,675        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/25                             $  1,698,065
      3,250        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/27                                3,281,395
      5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                                5,791,280
      1,500        New Jersey Turnpike Authority, (FGIC),
                   5.00%, 1/1/27                                1,492,770
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,374,940
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(4)             6,874,650
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,778,500
      7,325        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             7,868,149
      7,325        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36             7,846,174
-------------------------------------------------------------------------
                                                             $ 42,005,923
-------------------------------------------------------------------------
Insured-Water and Sewer -- 4.2%
-------------------------------------------------------------------------
    $ 1,000        Bayonne, Municipal Utilities Authority,
                   (XCLA), 5.00%, 4/1/24                     $    985,360
      1,200        Bayonne, Municipal Utilities Authority,
                   (XLCA), Variable Rate, 4/1/11(2)(3)            893,340
      2,500        Middlesex County Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                       2,864,500
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               1,968,553
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $13,840        North Hudson, Sewer Authority, (MBIA),
                   0.00%, 8/1/25                             $  4,163,764
-------------------------------------------------------------------------
                                                             $ 10,875,517
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.4%
-------------------------------------------------------------------------
    $   720        Atlantic City, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    941,976
        785        Atlantic City, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,037,739
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,960,377
      1,650        New Jersey EDA, (Economic Recovery),
                   Contract Lease, 0.00%, 9/15/09               1,317,327
      5,500        New Jersey EDA, (Economic Recovery),
                   Contract Lease, 0.00%, 3/15/13               3,522,420
-------------------------------------------------------------------------
                                                             $  8,779,839
-------------------------------------------------------------------------
Other Revenue -- 2.6%
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $  3,286,780
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)      2,420,360
      1,500        Tobacco Settlement Financing Corp.,
                   Variable Rate, 6/1/39(2)(4)                  1,159,065
-------------------------------------------------------------------------
                                                             $  6,866,205
-------------------------------------------------------------------------
Pooled Loans -- 1.5%
-------------------------------------------------------------------------
    $ 6,100        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  3,912,540
-------------------------------------------------------------------------
                                                             $  3,912,540
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.8%
-------------------------------------------------------------------------
    $ 2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $  2,519,514
      2,715        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                2,468,804
      3,390        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25(1)                            2,191,466
-------------------------------------------------------------------------
                                                             $  7,179,784
-------------------------------------------------------------------------
Transportation -- 11.3%
-------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(2)(4)   $  3,645,880
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,140,100

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/94(5)                 $ 20,698,600
-------------------------------------------------------------------------
                                                             $ 29,484,580
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 5,795        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,642,765
-------------------------------------------------------------------------
                                                             $  5,642,765
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $247,784,709)                            $255,741,150
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $  5,244,467
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $260,985,617
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 18.3% of total investments.
 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $64,024,616        $35,967,519          $141,206,011          $63,506,748
   Unrealized appreciation                 1,731,871            281,460             5,198,614            5,894,931
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $65,756,487        $36,248,979          $146,404,625          $69,401,679
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,302,415        $    55,312          $         --          $   614,447
Receivable for investments sold            1,020,000            271,617             1,025,000              147,385
Interest receivable                          541,183            407,348             1,640,878              827,806
Receivable for daily variation
   margin on open financial
   futures contracts                         180,500             90,516               202,495              145,318
Prepaid expenses                                  48                 36                   102                   44
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $68,800,633        $37,073,808          $149,273,100          $71,136,679
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $        --          $    800,000          $        --
Due to bank                                       --                 --                71,890                   --
Accrued expenses                              29,391             24,644                33,721               30,173
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    29,391        $    24,644          $    905,611          $    30,173
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $68,771,242        $37,049,164          $148,367,489          $71,106,506
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $66,044,290        $36,647,017          $142,905,018          $65,021,723
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        2,726,952            402,147             5,462,471            6,084,783
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $68,771,242        $37,049,164          $148,367,489          $71,106,506
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $48,016,338          $247,784,709           $213,076,679
   Unrealized appreciation                    753,218             7,956,441              5,441,950
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,769,556          $255,741,150           $218,518,629
-------------------------------------------------------------------------------------------------------
Cash                                      $    28,279          $    701,968           $     74,905
Receivable for investments sold               973,000                    --                 45,000
Interest receivable                           715,746             3,525,188              2,824,544
Receivable for daily variation
   margin on open financial
   futures contracts                          237,500             1,068,750                589,000
Receivable for open swap contracts             57,836                    --                     --
Prepaid expenses                                   36                   186                    224
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,781,953          $261,037,242           $222,052,302
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Demand note payable                       $   200,000          $         --           $         --
Due to broker for swap payments               138,532                    --                     --
Accrued expenses                               27,283                51,625                 53,433
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   365,815          $     51,625           $     53,433
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $48,338,092          $247,346,047           $213,307,292
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         2,078,046            13,639,570              8,691,577
-------------------------------------------------------------------------------------------------------
TOTAL                                     $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 4,039,192        $ 2,057,208           $ 8,161,410          $ 4,300,290
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 4,039,192        $ 2,057,208           $ 8,161,410          $ 4,300,290
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   241,360        $    85,107           $   612,758          $   260,747
Trustees fees and expenses                     6,386              1,728                11,417                6,479
Legal and accounting services                 23,125             22,479                27,750               24,604
Custodian fee                                 48,425             27,740                71,748               55,211
Miscellaneous                                  7,459              7,778                11,432                6,521
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   326,755        $   144,832           $   735,105          $   353,562
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     9,510        $     5,842           $        --          $     9,062
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     9,510        $     5,842           $        --          $     9,062
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   317,245        $   138,990           $   735,105          $   344,500
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 3,721,947        $ 1,918,218           $ 7,426,305          $ 3,955,790
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   181,396        $   394,668           $   436,922          $  (291,818)
   Financial futures contracts            (1,134,162)          (429,154)             (706,590)          (1,112,650)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (952,766)       $   (34,486)          $  (269,668)         $(1,404,468)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,592,770)       $(1,131,958)          $(3,067,980)         $  (491,088)
   Financial futures contracts             1,188,815            281,927               627,266              457,957
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $  (403,955)       $  (850,031)          $(2,440,714)         $   (33,131)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,356,721)       $  (884,517)          $(2,710,382)         $(1,437,599)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,365,226        $ 1,033,701           $ 4,715,923          $ 2,518,191
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2003

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Interest                                  $ 2,877,320          $15,904,403            $13,961,207
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,877,320          $15,904,403            $13,961,207
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   146,699          $ 1,191,871            $ 1,005,221
Trustees fees and expenses                      5,871               15,531                 13,042
Legal and accounting services                  23,055               43,573                 42,494
Custodian fee                                  35,111              138,696                112,727
Miscellaneous                                   8,279               27,028                 22,357
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   219,015          $ 1,416,699            $ 1,195,841
-------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,140          $        --            $        --
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,140          $        --            $        --
-------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   209,875          $ 1,416,699            $ 1,195,841
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,667,445          $14,487,704            $12,765,366
-------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $   272,463          $(1,726,533)           $(6,020,566)
   Financial futures contracts             (1,705,221)          (6,616,946)            (3,401,951)
   Interest rate swap contracts              (138,532)                  --                     --
-------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                         $(1,571,290)         $(8,343,479)           $(9,422,517)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,167,475)         $(5,076,841)           $ 1,463,717
   Financial futures contracts              1,577,414            6,725,711              3,830,829
   Interest rate swap contracts               109,607                   --                     --
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $   519,546          $ 1,648,870            $ 5,294,546
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,051,744)         $(6,694,609)           $(4,127,971)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,615,701          $ 7,793,095            $ 8,637,395
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,721,947        $ 1,918,218          $  7,426,305          $  3,955,790
   Net realized loss                        (952,766)           (34,486)             (269,668)           (1,404,468)
   Net change in unrealized
      appreciation (depreciation)           (403,955)          (850,031)           (2,440,714)              (33,131)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  2,365,226        $ 1,033,701          $  4,715,923          $  2,518,191
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  8,544,425        $ 5,459,235          $ 16,650,520          $  5,031,989
   Withdrawals                           (12,746,995)        (5,946,277)          (24,135,741)          (13,125,967)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (4,202,570)       $  (487,042)         $ (7,485,221)         $ (8,093,978)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,837,344)       $   546,659          $ (2,769,298)         $ (5,575,787)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 68,771,242        $37,049,164          $148,367,489          $ 71,106,506
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,667,445          $ 14,487,704           $ 12,765,366
   Net realized loss                       (1,571,290)           (8,343,479)            (9,422,517)
   Net change in unrealized
      appreciation (depreciation)             519,546             1,648,870              5,294,546
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,615,701          $  7,793,095           $  8,637,395
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 7,065,967          $ 26,429,810           $ 20,423,743
   Withdrawals                             (9,872,835)          (41,003,267)           (34,240,997)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,806,868)         $(14,573,457)          $(13,817,254)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(1,191,167)         $ (6,780,362)          $ (5,179,859)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $50,416,138          $260,985,617           $221,998,869
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)                 (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)            376,938            (50,054)               29,195               400,090
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                           (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                   225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)            (851,650)           (1,784,994)             2,081,264
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,212,940          $ 13,980,233           $ 13,331,360
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                             (7,707,050)          (34,617,419)           (36,387,335)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $  (237,309)         $ (4,416,418)          $(16,365,793)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 1,975,631          $  9,563,815           $ (3,034,433)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARIZONA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%         0.44%        0.47%       0.52%       0.49%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.45%       0.51%       0.48%
   Net investment income             5.21%         5.39%        5.73%       5.67%       5.21%
Portfolio Turnover                      6%           27%          26%         25%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.32%         6.08%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,771       $70,609      $71,927     $73,624     $94,333
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      COLORADO PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.39%         0.41%        0.45%       0.39%       0.39%
   Expenses after custodian
      fee reduction                  0.37%         0.39%        0.41%       0.36%       0.35%
   Net investment income             5.11%         5.40%        5.47%       5.85%       5.36%
Portfolio Turnover                     21%           18%          18%         14%         33%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.81%         5.58%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $37,049       $36,503      $30,796     $30,620     $37,874
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.48%         0.50%         0.51%        0.50%        0.50%
   Expenses after custodian
      fee reduction                   0.48%         0.48%         0.48%        0.48%        0.48%
   Net investment income              4.84%         5.08%         5.31%        5.53%        5.15%
Portfolio Turnover                      19%           22%           14%          20%          18%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       3.06%         5.23%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $148,367      $151,137      $138,999     $133,137     $157,894
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MICHIGAN PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  ------------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%         0.45%        0.48%       0.52%        0.49%
   Expenses after custodian
      fee reduction                  0.46%         0.45%        0.47%       0.52%        0.48%
   Net investment income             5.25%         5.41%        5.48%       5.67%        5.10%
Portfolio Turnover                     12%            7%           8%         30%          31%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.30%         5.65%          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,107       $76,682      $81,102     $85,576     $109,463
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MINNESOTA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.43%         0.41%        0.47%       0.45%       0.46%
   Expenses after custodian
      fee reduction                  0.41%         0.39%        0.42%       0.43%       0.44%
   Net investment income             5.19%         5.76%        5.65%       5.81%       5.28%
Portfolio Turnover                     15%           26%          17%         12%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.20%         4.68%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $50,416       $51,607      $49,632     $48,848     $60,393
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%         0.52%         0.55%        0.54%        0.53%
   Expenses after custodian
      fee reduction                   0.52%         0.52%         0.54%        0.54%        0.52%
   Net investment income              5.36%         5.76%         5.76%        5.91%        5.39%
Portfolio Turnover                      15%           26%           20%          26%          32%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       2.86%         5.55%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $260,986      $267,766      $258,202     $248,400     $309,333
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%         0.54%         0.55%        0.58%        0.54%
   Expenses after custodian
      fee reduction                   0.52%         0.52%         0.51%        0.58%        0.50%
   Net investment income              5.60%         6.05%         5.97%        5.92%        5.49%
Portfolio Turnover                      23%           15%           15%          18%          27%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       3.90%         5.96%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $221,999      $227,179      $230,213     $237,692     $314,873
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2003, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  241,360            0.34%
    Colorado                                      85,107            0.23%
    Connecticut                                  612,758            0.40%
    Michigan                                     260,747            0.35%
    Minnesota                                    146,699            0.29%
    New Jersey                                 1,191,871            0.44%
    Pennsylvania                               1,005,221            0.44%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2003 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,465,284
    Sales                                       7,402,145
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,222,405
    Sales                                       7,652,201
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $32,009,050
    Sales                                      28,512,402

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,768,099
    Sales                                      14,435,711
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,722,593
    Sales                                       8,837,795
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $38,737,247
    Sales                                      46,866,131
    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $55,665,739
    Sales                                      50,705,130

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2003, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 64,008,589
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,788,005
    Gross unrealized depreciation               (3,040,107)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,747,898
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 35,947,838
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,138,737
    Gross unrealized depreciation                 (837,596)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    301,141
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $141,146,394
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,827,664
    Gross unrealized depreciation               (1,569,433)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,258,231
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 63,459,706
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,102,051
    Gross unrealized depreciation                 (160,078)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,941,973
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,957,081
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,686,808
    Gross unrealized depreciation                 (874,333)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    812,475
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,737,874
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,466,820
    Gross unrealized depreciation               (5,463,544)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,003,276
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $212,958,153
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,541,472
    Gross unrealized depreciation               (3,980,996)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,560,476
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2003, the Connecticut Portfolio and Minnesota Portfolio had a balance outstanding pursuant to this line of credit of $800,000 and $200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         9/03        76 U.S. Treasury Bond     Short         $  995,081
    ------------------------------------------------------------------------------------------------
    Colorado                        9/03        47 U.S. Treasury Bond     Short         $  120,687
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/03        106 U.S. Treasury Bond    Short         $  263,857
    ------------------------------------------------------------------------------------------------
    Michigan                        9/03        76 U.S. Treasury Bond     Short         $  189,852
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/03        100 U.S. Treasury Bond    Short         $1,266,992
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/03        450 U.S. Treasury Bond    Short         $5,683,129
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/03        248 U.S. Treasury Bond    Short         $3,249,627

   At July 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At July 31, 2003, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a fixed rate equal to 5.223% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a receivable for open swap contracts of $57,836 at July 31, 2003.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Interestholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.  DONALD R.  JAMES B.  SAMUEL L.   WILLIAM H.  NORTON H.  LYNN A.
    PORTFOLIO                                 BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------
    Arizona Portfolio
       Affirmative                                 98%        99%        99%        99%         99%        99%       99%
       Withhold                                     2%         1%         1%         1%          1%         1%        1%
    Colorado Portfolio
       Affirmative                                 95%        95%        95%        95%         95%        95%       95%
       Withhold                                     5%         5%         5%         5%          5%         5%        5%
    Connecticut Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Michigan Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Minnesota Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    New Jersey Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Pennsylvania Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2003 and 2002 and supplementary data for each of the years in the five year period ended July 31, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M. Bibliowicz     Trustee          Since 1998      President and Chief              193                    None
 11/28/59                                                   Executive Officer of
                                                            National Financial
                                                            Partners (financial
                                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co. (July 1997
                                                            to April 1999).
                                                            Ms. Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

 James B. Hawkes         Trustee and     Trustee and Vice   Chairman, President and          193              Director of EVC
 11/19/41               Vice President   President of the   Chief Executive Officer
                                        Trust since 1985;   of BMR, EVC, EVM and
                                        of the Portfolios   EV; Director of EV;
                                            since 1992      Vice President and
                                                            Director of EVD.
                                                            Trustee and/or officer
                                                            of 193 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is
                                                            an interested person
                                                            because of his
                                                            positions with BMR,
                                                            EVM, EVC and EV, which
                                                            are affiliates of the
                                                            Trust and Portfolios.

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes, III      Trustee        Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 2/23/35                                Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                        of the Portfolios   Banking Emeritus,                                and Telect, Inc.
                                            since 1992      Harvard University                              (telecommunication
                                                            Graduate School of                               services company)
                                                            Business
                                                            Administration.

 William H. Park           Trustee          Since 2003      President and Chief              190                   None
 9/19/47                                                    Executive Officer,
                                                            Prizm Capital
                                                            Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice
                                                            President and Chief
                                                            Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) (1982-2001).

 Ronald A. Pearlman        Trustee          Since 2003      Professor of Law,                190                   None
 7/10/40                                                    Georgetown University
                                                            Law Center (since
                                                            1999). Tax Partner,
                                                            Covington & Burling,
                                                            Washington, DC
                                                            (1991-2000).

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION CONT'D

                         POSITION(S)
                           WITH THE          TERM OF                                 NUMBER OF PORTFOLIOS
                          TRUST AND         OFFICE AND                                 IN FUND COMPLEX
       NAME AND              THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 ----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S) (CONTINUED)

 Norton H. Reamer          Trustee        Trustee of the    President, Unicorn               193                   None
 9/21/35                                Trust since 1985;   Corporation (an
                                        of the Portfolios   investment and
                                            since 1992      financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Chairman, Hellman,
                                                            Jordan Management
                                                            Co., Inc. (an
                                                            investment management
                                                            company) (since
                                                            November 2000).
                                                            Advisory Director of
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (since
                                                            June 2002). Formerly
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).

 Lynn A. Stout             Trustee          Since 1998      Professor of Law,                193                   None
 9/14/57                                                    University of
                                                            California at Los
                                                            Angeles School of Law
                                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)           TERM OF
                                 WITH THE           OFFICE AND
         NAME AND               TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH          THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------
 William H. Ahern, Jr.      Vice President of   Vice President of   Vice President of EVM and BMR.
 7/28/59                      the Colorado,        Colorado and     Officer of 36 registered
                             Connecticut and       Connecticut      investment companies managed
                                 Michigan        Portfolios since   by EVM or BMR.
                                Portfolios      1997; of Michigan
                                                 Portfolio since
                                                       2000

 Cynthia J. Clemson         Vice President of   Vice President of   Vice President of EVM and BMR.
 3/2/63                        Arizona and      Arizona Portfolio   Officer of 20 registered
                               Pennsylvania       since 1995; of    investment companies managed
                                Portfolios         Pennsylvania     by EVM or BMR.
                                                 Portfolio since
                                                       2000

 Thomas J. Fetter               President           Since 1993      Vice President of EVM and BMR.
 8/20/43                                                            Trustee and President of The
                                                                    Massachusetts Health &
                                                                    Education Tax Exempt Trust.
                                                                    Officer of 128 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 Robert B. MacIntosh          Vice President        Since 1993      Vice President of EVM and BMR.
 1/22/57                                                            Officer of 128 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 Alan R. Dynner                 Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                           Chief Legal Officer of BMR,
                                                                    EVM, EVD, EV and EVC. Officer
                                                                    of 193 registered investment
                                                                    companies managed by EVM or
                                                                    BMR.

 Kristin S. Anagnost           Treasurer of       Since 2002(2)     Assistant Vice President of
 6/12/65                        Colorado,                           EVM and BMR. Officer of 110
                               Connecticut,                         registered investment
                            Minnesota and New                       companies managed by EVM or
                            Jersey Portfolios                       BMR.

 Barbara E. Campbell           Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 6/19/57                    Arizona, Michigan                       Officer of 193 registered
                             and Pennsylvania                       investment companies managed
                                Portfolios                          by EVM or BMR.

 James L. O'Connor           Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                           Trust                             EVD. Officer of 115 registered
                                                                    investment companies managed
                                                                    by EVM or BMR.

 (1)  Includes both master and feeder funds in a master feeder structure.
 (2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

 The SAI for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Jersey Municipals Portfolio

         /s/ Thomas J. Fetter
By:      ________________________
         Thomas J. Fetter
         President

Date:    September 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Kristin S. Anagnost
By:      ________________________
         Kristin S. Anagnost
         Treasurer

Date:    September 23, 2003

         /s/ Thomas J. Fetter
By:      ________________________
         Thomas J. Fetter
         President

Date:    September 23, 2003